Note 2 - Securities - Proceeds From Sales and Calls of Available-for-sale Securities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Proceeds from sales and calls	$ 2,772	$ 1,058	$ 7,670	$ 2,644	$ 2,644	$ 14,255
Gross realized gains	12	1	606	40	40	213
Gross realized losses	$ 11	$ 6	$ 45	$ 7	$ 7	$ 4